Tangible Fixed Assets, Vessels Under Construction and Vessel Held Under Finance Lease (Details) $ in Thousands		1 Months Ended								12 Months Ended
	Jul. 10, 2018 item	Dec. 31, 2018 USD ($) item m³	Aug. 31, 2018 item m³	May 31, 2018 item m³	Mar. 31, 2018 item m³	Jan. 31, 2018 USD ($) item m³	Sep. 30, 2016 item m³	Jun. 30, 2014 item m³	May 31, 2014 item m³	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Property, plant and equipment
Balance, at the beginning of the year						$ 4,153,550				$ 4,153,550	$ 4,207,407
Additions										690,903	83,330
Depreciation										(153,193)	(137,187)
Transfer under "Other non-current assets"										(1,650)
Balance, at the end of the year		$ 4,689,610								4,689,610	4,153,550
Vessels pledged as collateral		4,304,252								4,304,252	3,757,051
HOA with Samsung
Property, plant and equipment
Amount paid to Samsung for potential conversion of existing vessel		3,400								3,400
Agreement with Keppel
Property, plant and equipment
Amount paid to Keppel for detailed engineering in relation to FSRU conversion of vessel		$ 6,539								6,539
Number of vessels under FSRU conversion | item	1
GAS-twenty two Ltd. | Ship building contracts with Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item									1
Cargo capacity (in cbm) | m³									174,000
GAS-twenty four Ltd. and GAS-twenty five Ltd | Ship building contracts with Hyundai
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item								2
Cargo capacity (in cbm) | m³								174,000
GAS-twenty three Ltd | Ship building contracts with Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item									1
Cargo capacity (in cbm) | m³									174,000
GAS-twenty nine Ltd | Ship building contracts with Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item							1
Cargo capacity (in cbm) | m³							180,000
GAS-twenty eight Ltd | Ship building contracts with Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item						1
Cargo capacity (in cbm) | m³						180,000
GAS-thirty one Ltd | Ship building contracts with Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item					1
Cargo capacity (in cbm) | m³					180,000
GAS-thirty Ltd | Ship building contracts with Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item				1
Cargo capacity (in cbm) | m³				180,000
GAS-thirty two Ltd | Ship building contracts with Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item			1
Cargo capacity (in cbm) | m³			174,000
GAS-thirty three Ltd | Ship building contracts with Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item			1
Cargo capacity (in cbm) | m³			174,000
GAS-thirty four Ltd | Ship building contracts with Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item		1
Cargo capacity (in cbm) | m³		180,000
GAS-thirty five Ltd | Ship building contracts with Samsung
Property, plant and equipment
Number of LNG carriers per the shipbuilding contract | item		1
Cargo capacity (in cbm) | m³		180,000
Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year						$ 3,772,566				3,772,566
Balance, at the end of the year		$ 4,323,582								4,323,582	3,772,566
Vessels
Property, plant and equipment
Balance, at the beginning of the year						3,757,051				3,757,051
Balance, at the end of the year		4,304,252								4,304,252	3,757,051
Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year						15,515				15,515
Balance, at the end of the year		19,330								19,330	15,515
Vessels under construction
Property, plant and equipment
Balance, at the beginning of the year						166,655				166,655
Balance, at the end of the year		159,275								159,275	166,655
Progress shipyard installments		152,075								152,075	153,116
Onsite supervision costs		5,766								5,766	10,570
Critical spare parts, equipment and other vessel delivery expenses		1,434								1,434	2,969
Vessels held under financial lease
Property, plant and equipment
Balance, at the beginning of the year						214,329				214,329
Balance, at the end of the year		206,753								206,753	214,329
Cost | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year						4,237,090				4,237,090	4,227,350
Additions										53,714	13,031
Transfer from vessels under construction										642,776
Fully amortized fixed assets										(10,192)	(3,291)
Balance, at the end of the year		4,923,388								4,923,388	4,237,090
Cost | Vessels
Property, plant and equipment
Balance, at the beginning of the year						4,217,866				4,217,866	4,212,849
Additions										49,036	7,517
Transfer from vessels under construction										642,776
Fully amortized fixed assets										(10,000)	(2,500)
Balance, at the end of the year		4,899,678								4,899,678	4,217,866
Cost | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year						19,224				19,224	14,501
Additions										4,678	5,514
Fully amortized fixed assets										(192)	(791)
Balance, at the end of the year		23,710								23,710	19,224
Cost | Vessels under construction
Property, plant and equipment
Balance, at the beginning of the year						166,655				166,655	96,356
Additions										637,046	70,299
Transfer from vessels under construction										(642,776)
Transfer under "Other non-current assets"										(1,650)
Balance, at the end of the year		159,275								159,275	166,655
Cost | Vessels held under financial lease
Property, plant and equipment
Balance, at the beginning of the year						228,523				228,523	228,523
Additions										143
Balance, at the end of the year		228,666								228,666	228,523
Accumulated depreciation | Tangible fixed assets
Property, plant and equipment
Balance, at the beginning of the year						(464,524)				(464,524)	(338,303)
Depreciation										(145,474)	(129,512)
Fully amortized fixed assets										10,192	3,291
Balance, at the end of the year		(599,806)								(599,806)	(464,524)
Accumulated depreciation | Vessels
Property, plant and equipment
Balance, at the beginning of the year						(460,815)				(460,815)	(334,960)
Depreciation										(144,611)	(128,355)
Fully amortized fixed assets										10,000	2,500
Balance, at the end of the year		(595,426)								(595,426)	(460,815)
Accumulated depreciation | Office property and other tangible assets
Property, plant and equipment
Balance, at the beginning of the year						(3,709)				(3,709)	(3,343)
Depreciation										(863)	(1,157)
Fully amortized fixed assets										192	791
Balance, at the end of the year		(4,380)								(4,380)	(3,709)
Accumulated depreciation | Vessels held under financial lease
Property, plant and equipment
Balance, at the beginning of the year						$ (14,194)				(14,194)	(6,519)
Depreciation										(7,719)	(7,675)
Balance, at the end of the year		$ (21,913)								$ (21,913)	$ (14,194)